Stock Incentive Plans - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 01, 2015	Jan. 02, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 3,803	$ 2,456
Contractual term (in years)			5 years 11 months 1 day		5 years 10 months 13 days
Total estimated fair value of options granted					$ 3,177	5,618
Total estimated intrinsic value of options exercised					$ 1,710	$ 79
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 1,070	$ 925
Vesting period (in years)					4 years
Contractual term (in years)			3 years 2 months 15 days		10 years
Total unrecognized compensation cost related to outstanding stock option awards			$ 10,776		$ 6,101
Total unrecognized compensation cost related to outstanding stock option awards, recognition period (in years)					2 years 8 months
Total fair value of shares vested during period					$ 3,833
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 11	$ 8
Maximum number of shares the company is authorized to grant					494,422
Additional shares that became available for future issuance	34,915	26,123
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares the company is authorized to grant					774,723
Additional shares that became available for future issuance	1,772,814						2,000,000
Percentage of outstanding common stock, maximum							4.00%
Directors Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					4 years
Contractual term (in years)					10 years